Consolidated Statements of Changes in Shareholders’ Equity - CAD ($)	Share Capital	Share-Based Payments Reserve	Restricted Share Units Reserve	Warrants Reserve	Accumulated Deficit	Total
Balance at Jun. 30, 2019	$ 5,745,215	$ 1,154,905		$ 26,480	$ (1,536,972)	$ 5,389,628
Balance (in Shares) at Jun. 30, 2019	13,007,956
Exercise of warrants (Notes 11 and 14)	$ 154			41		113
Exercise of warrants (Notes 11 and 14) (in Shares)	50
Net loss for the year					(182,116)	(182,116)
Balance at Jun. 30, 2020	$ 5,745,369	1,154,905		26,439	(1,719,088)	5,207,625
Balance (in Shares) at Jun. 30, 2020	13,008,006
Exercise of warrants (Notes 11 and 14)	$ 4,883					4,883
Exercise of warrants (Notes 11 and 14) (in Shares)	2,170
Issuance of warrants from convertible debentures (Note 9 and 14)				90,769		90,769
Issuance of finder's warrants from convertible debentures (Notes 9 and 14)				2,025		2,025
Net loss for the year					(552,436)	(552,436)
Balance at Jun. 30, 2021	$ 5,750,252	1,154,905		119,233	(2,271,524)	4,752,866
Balance (in Shares) at Jun. 30, 2021	13,010,176
Issuance of shares on IPO (Note 11)	$ 34,988,520					34,988,520
Issuance of shares on IPO (Note 11) (in Shares)	3,680,000
Share issue costs (Note 11)	$ (4,233,129)					(4,233,129)
Issuance of conversion of debentures (Notes 9, 10 and 11)	$ 857,399			5,895		863,294
Issuance of conversion of debentures (Notes 9, 10 and 11) (in Shares)	751,163
Issuance of shares on vesting of RSUs (Notes 11 and 12)	$ 1,950,645		(1,950,645)
Issuance of shares on vesting of RSUs (Notes 11 and 12) (in Shares)	240,000
Stock-based compensation (Notes 12 and 13)		6,084,861	1,950,645			8,035,506
Cancellation of stock options (Note 13)		(1,172,443)			1,172,443
Exercise of warrants (Notes 11 and 14)	$ 419,946			(54,833)		365,113
Exercise of warrants (Notes 11 and 14) (in Shares)	243,419
Net loss for the year					(9,446,454)	(9,446,454)
Balance at Jun. 30, 2022	$ 39,733,633	$ 6,067,323		$ 70,295	$ (10,545,535)	$ 35,325,716
Balance (in Shares) at Jun. 30, 2022	17,924,758